STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Maximum shares subject to forfeiture	281,250	281,250
Over-allotment
Maximum shares subject to forfeiture	281,250	281,250	281,250